Statement to Securityholder

Ally Auto Receivables Trust 2011-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-1

	Asset Type:	Consumer Retail
2. Factor Summary

3. Interest Summary	Closing Date:	2/9/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-1

5. Collateral Summary	Collection Period, Begin:	1/1/2012

	Collection Period, End:	1/31/2012

6. Charge-Off and Delinquency Rates	Determination Date:	2/10/2012

	Distribution Date:	2/15/2012
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

1. Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005TAA5	246,000,000.00	0.00	0.31527	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005TAB3	398,000,000.00	197,253,336.49	0.81	31,340,581.69	133,146.00	31,473,727.69	0.00	0.00	165,912,754.80
A-3	02005TAC1	353,000,000.00	353,000,000.00	1.38	0.00	405,950.00	405,950.00	0.00	0.00	353,000,000.00
A-4	02005TAD9	252,550,000.00	252,550,000.00	2.23	0.00	469,322.08	469,322.08	0.00	0.00	252,550,000.00
B	02005TAE7	36,260,000.00	36,260,000.00	2.76	0.00	83,398.00	83,398.00	0.00	0.00	36,260,000.00
C	02005TAF4	37,590,000.00	37,590,000.00	2.96	0.00	92,722.00	92,722.00	0.00	0.00	37,590,000.00
Deal Totals		1,323,400,000.00	876,653,336.49		31,340,581.69	1,184,538.08	32,525,119.77	0.00	0.00	845,312,754.80

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	495.61139822	78.74518013	0.33453769	79.07971781	0.00000000	416.86621809
A-3	1,000.00000000	0.00000000	1.15000000	1.15000000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.85833332	1.85833332	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.30000000	2.30000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.46666667	2.46666667	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

Beginning Aggregate Note Pool Factor:	662.42506913
Ending Aggregate Note Pool Factor:	638.74320296

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31527	0.00	0.00	0.00	0.00
A-2	30/360	197,253,336.49	0.81	133,146.00	133,146.00	0.00	0.00
A-3	30/360	353,000,000.00	1.38	405,950.00	405,950.00	0.00	0.00
A-4	30/360	252,550,000.00	2.23	469,322.08	469,322.08	0.00	0.00
Class A Totals		802,803,336.49		1,008,418.08	1,008,418.08	0.00	0.00

B	30/360	36,260,000.00	2.76	83,398.00	83,398.00	0.00	0.00
C	30/360	37,590,000.00	2.96	92,722.00	92,722.00	0.00	0.00
Deal Totals		876,653,336.49		1,184,538.08	1,184,538.08	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

4. Collections and Distributions

Collections
Receipts During the Period	36,118,891.64
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	283,222.91
Other Fees or Expenses Paid	0.00
Total Collections	36,402,114.55

Beginning Reserve Account Balance	6,714,406.33
Total Available Amount	43,116,520.88

Distributions
Total Available Amount	43,116,520.88
Basic Servicing Fee	793,442.71
Aggregate Class A Interest Distributable Amount	1,008,418.08
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	83,398.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	92,722.00
Third Priority Principal Distributable Amount	1,125,753.22
Reserve Account Deposit	6,714,406.33
Noteholders' Regular Principal Distributable Amount	30,214,828.47
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	3,083,552.07

Supplemental Servicing Fees	33,065.47
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	56,193	45,897	45,183

Deal Totals	Aggregate Receivables Principal Balance	1,342,881,265.30	906,868,164.96	875,527,583.27

	Aggregate Amount Financed	1,420,003,848.96	952,131,251.93	918,537,930.35

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Remaining Maturity	Beginning Weighted Average Remaining Maturity	Ending Weighted Average Remaining Maturity
Deal Totals	3.84000000	3.69828958	3.69200766	64.62	64.74	64.74	59.67	48.42	47.47

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.61%	1.36%	1.69%	1.19%	1.32%	1.22%	1.03%	1.34%	1.30%	1.25%	1.14%	1.17%	1.20%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	935,334,591.14	133,218.23	0.1709%	45,183	40	0.0885%
Preceding	968,980,834.15	208,264.36	0.2579%	45,897	36	0.0784%
Next Preceding	1,002,738,741.32	194,337.48	0.2326%	46,619	30	0.0644%
Three Month Average			0.2205%			0.0771%

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,420,003,848.96	1,595,684.87	0.1124%	31 - 60 days	198	4,331,333.83
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-1 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	32	851,928.74
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	8	248,636.03

	Bankruptcies	Total Accounts	Total Balance
	Prior Period[1]	182	3,314,338.88
1. Prior Period Bankruptcies reflect currently active accounts. 2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies	Current Period	19	377,019.58
	Inventory Charged Off[2]	16	183,118.02
	Ending Inventory	185	3,508,240.44

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,174,406.33	6,714,406.33	0.00	0.00	0.00	6,714,406.33	6,714,406.33

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	19,481,265.30
Current Overcollateralization	30,214,828.47
Overcollateralization Target	30,214,828.47

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2011-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-1 will perform in the future.

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